Consolidated balance sheets - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 18,673	$ 28,035
Short-term investments		196,135	181,374
Trade receivables		52,519	44,122
Recoverable taxes		10,327	6,499
Deferred commissions		1,671	1,005
Prepaid expenses		5,120	5,143
Derivative financial instruments		0	53
Other current assets		145	22
Total current assets		284,590	266,253
Non-current assets
Long-term investments	[1]	9,649	2,000
Trade receivables		11,384	7,415
Deferred tax assets		19,047	19,926
Prepaid expenses		66	155
Recoverable taxes		1,364	4,454
Deferred commissions		4,853	2,924
Other non-current assets		1,053	902
Right-of-use assets		2,783	3,277
Property and equipment, net		2,999	2,697
Intangible assets, net		28,990	30,024
Investments in joint venture		0	1,118
Total non-current assets		82,188	74,892
Total assets		366,778	341,145
Current liabilities
Accounts payable and accrued expenses		36,951	39,728
Taxes payable		7,863	8,219
Lease liabilities		1,617	1,863
Deferred revenue		32,521	25,948
Accounts payable from acquisition of subsidiaries		29	0
Other current liabilities		1,989	1,486
Total current liabilities		80,970	77,244
Non-current liabilities
Accounts payable and accrued expenses		2,151	1,632
Taxes payable		160	0
Lease liabilities		1,695	2,233
Accounts payable from acquisition of subsidiaries		943	0
Deferred revenue		22,217	16,584
Deferred tax liabilities		2,478	2,668
Other non-current liabilities		363	452
Total non-current liabilities		30,007	23,569
EQUITY
Issued capital		18	18
Capital reserve		374,681	370,821
Other reserves		(892)	(486)
Accumulated losses		(118,062)	(130,060)
Equity attributable to VTEX's shareholders		255,745	240,293
Non-controlling interests		56	39
Total shareholders' equity		255,801	240,332
Total liabilities and equity		$ 366,778	$ 341,145

[1]	Comprising ordinary shares of unlisted entities measured at fair value. The Group elected to recognize the changes in fair value of the existing instruments through profit or loss (“FVPL”). Refer to note 24.1(ii)a for additional details.